World Omni Auto Receivables Trust 2012-A	Exhibit 99.1

Monthly Servicer Certificate

July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	334,251,096.95	25,286
Yield Supplement Overcollateralization Amount at 06/30/14	3,394,990.18	0
Receivables Balance at 06/30/14	337,646,087.13	25,286
Principal Payments	16,708,817.68	543
Defaulted Receivables	628,090.15	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	3,107,983.53	0
Pool Balance at 07/31/14	317,201,195.77	24,710

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	5,749,065.34	356
Past Due 61-90 days	1,543,373.27	96
Past Due 91 + days	310,939.53	26
Total	7,603,378.14	478

Total 31+ Delinquent as % Ending Pool Balance	2.40%

Recoveries	481,829.41

Aggregate Net Losses/(Gains) - July 2014	146,260.74

Overcollateralization Target Amount	14,274,053.81
Actual Overcollateralization	14,274,053.81

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	4.91%
Weighted Average Remaining Term	37.17

Flow of Funds	$ Amount

Collections	18,328,752.82
Advances	1,608.86
Investment Earnings on Cash Accounts	400.79
Servicing Fee	(281,371.74)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,049,390.73

Distributions of Available Funds
(1) Class A Interest	182,486.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	2,008,601.82
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,274,053.81
(7) Distribution to Certificateholders	1,560,731.78
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,049,390.73

Servicing Fee	281,371.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 07/15/14	319,209,797.59
Principal Paid	16,282,655.63
Note Balance @ 08/15/14	302,927,141.96

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-3
Note Balance @ 07/15/14	172,599,797.59
Principal Paid	16,282,655.63
Note Balance @ 08/15/14	156,317,141.96
Note Factor @ 08/15/14	60.8237906%

Class A-4
Note Balance @ 07/15/14	127,670,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	127,670,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	18,940,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	18,940,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	206,003.32
Total Principal Paid	16,282,655.63
Total Paid	16,488,658.95

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	92,053.23
Principal Paid	16,282,655.63
Total Paid to A-3 Holders	16,374,708.86

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2280286
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0235504
Total Distribution Amount	18.2515790

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3581838
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.3566367
Total A-3 Distribution Amount	63.7148205

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	123.36
Noteholders' Principal Distributable Amount	876.64

Account Balances	$ Amount

Advances
Balance as of 06/30/14	64,757.21
Balance as of 07/31/14	66,366.07
Change	1,608.86

Reserve Account
Balance as of 07/15/14	2,310,518.58
Investment Earnings	46.01
Investment Earnings Paid	(46.01)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58